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                                 Law Offices
                          DRINKER BIDDLE & REATH LLP
                     Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA 19107-3496
                           Telephone: (215) 988-2700
                             FAX: (215) 988-2757


                               August 18, 1997

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:  Temporary Investment Fund, Inc.
             File Nos. 2-47015 and 811-2354
             -------------------------------------


Ladies and Gentlemen:

        On behalf of Temporary Investment Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("PEA #57"), which was filed on August 15, 1997; and (ii) the text of PEA #57 has been filed electronically.

        The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

        (1)     Prospectus dated August 15, 1997 for TempFund Dollar Shares;
                and
        (2) Statement of Additional Information dated August 15, 1997 for TempFund and TempCash.

        Questions concerning this letter may be directed to the undersigned at
(215) 988-2604.


                                        Very truly yours,

                                        /s/ Terrance James Reilly
                                        --------------------------
                                        Terrance James Reilly